Income Taxes - Non-Capital Losses Available to Reduce Future Years Taxable Income (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 CAD ($)
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Non-capital losses	$ 575,134
2029
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2029
Non-capital losses	$ 27,490
2030
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2030
Non-capital losses	$ 40
2031
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2031
Non-capital losses	$ 52
2032
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2032
Non-capital losses	$ 42
2033
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2033
Non-capital losses	$ 574
2034
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2034
Non-capital losses	$ 4,269
2035
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2035
Non-capital losses	$ 17,686
2036
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2036
Non-capital losses	$ 45,484
2037
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2037
Non-capital losses	$ 33,318
2038
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2038
Non-capital losses	$ 108,910
2039
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2039
Non-capital losses	$ 290,595
Indefinite
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	Indefinite
Non-capital losses	$ 46,674